Segmented Information	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Segmented Information
20.	SEGMENTED INFORMATION
Details of segment information were as follows:

For the year ended January 31, 2021	Powersports segment	Marine segment	Inter- segment eliminations	Total

Revenues	$5,532.8	$430.7	$(10.6)	$5,952.9
Cost of sales	4,049.1	442.1	(10.6)	4,480.6
Gross profit (loss)	1,483.7	(11.4)	—	1,472.3

Total operating expenses				1,006.7	[a]
Operating income				465.6

Financing costs				120.0
Financing income				(19.8)
Foreign exchange gain on long-term debt				(118.9)
Income before income taxes				484.3
Income tax expense				121.4

Net income				$362.9

[a]	Including an impairment charge of $177.1 million related to the Marine segment.

For the year ended January 31, 2020	Powersports segment	Marine segment	Inter- segment eliminations	Total

Revenues	$5,494.6	$577.5	$(19.4)	$6,052.7
Cost of sales	4,107.8	510.3	(19.4)	4,598.7
Gross profit	1,386.8	67.2	—	1,454.0

Total operating expenses				849.7
Operating income				604.3

Financing costs				90.9
Financing income				(2.2)
Foreign exchange loss on long-term debt				9.9
Income before income taxes				505.7
Income tax expense				135.1

Net income				$370.6

The following table provide
s
 geographic information on Company’s revenues, property, plant and equipment, intangible assets and right-of-use
assets. The attribution of revenues was based on customer locations.

	Revenues		Property, plant and equipment, intangible assets and right-of-use assets
	Years ended		As at
	January 31, 2021	January 31, 2020	January 31, 2021	January 31, 2020
United States	$3,306.5	$3,321.2	$277.7	$370.2
Europe	987.2	1,080.7	89.1	84.3
Canada	923.4	951.8	645.4	670.8
Asia Pacific	463.3	389.7	110.4	178.9
Mexico	99.6	118.9	396.0	345.8
Austria	13.9	16.6	223.2	200.7
Other	159.0	173.8	1.8	1.5
	$5,952.9	$6,052.7	$1,743.6	$1,852.2